Segments - Pre-Tax Income Reconciliation (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pre-tax income from continuing operations
Amortization of acquired intangible assets		$ (1,858)	$ (1,298)	$ (809)
Acquisition-related charges		(13)	(423)	(16)
Non-operating retirement-related (costs)/income		(1,123)	(615)	(1,572)
Spin-off related charges		(28)
Other - divested businesses		(9)	574	287
Income from continuing operations before income taxes		4,637	10,166	11,342
Charge for structural actions	$ 2,036
Business Segments
Pre-tax income from continuing operations
Income from continuing operations before income taxes		9,040	12,835	14,562
Internal transactions
Pre-tax income from continuing operations
Income from continuing operations before income taxes		(381)	(290)	(725)
Unallocated corporate amounts
Pre-tax income from continuing operations
Income from continuing operations before income taxes		$ (990)	$ (617)	$ (385)